TAXATION (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION
Schedule of taxation charge attributable to the group

	2022	2021	2020
	$ million	$ million	$ million
Current taxation:
UK corporation tax	17	14	16
Overseas tax	104	126	40
Current income tax charge	121	140	56
Adjustments in respect of prior periods	(10)	(33)	(191)
Total current taxation	111	107	(135)
Deferred taxation:
Origination and reversal of temporary differences	(77)	(35)	(49)
Changes in tax rates	(5)	(14)	(12)
Adjustments to estimated amounts arising in prior periods	(17)	4	(6)
Total deferred taxation	(99)	(45)	(67)
Total taxation as per the income statement	12	62	(202)
Taxation in other comprehensive income	5	27	–
Taxation in equity	3	1	4
Taxation charge/(credit) attributable to the Group	20	90	(198)

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2022	2021	2020
	$ million	$ million	$ million
Profit before taxation	235	586	246
Expected taxation at UK statutory rate of 19.0% (2021: 19.0%, 2020: 19%)	45	111	47
Differences in overseas taxation rates	(19)	(17)	(37)
Innovation reliefs	(10)	(12)	(9)
Tax losses and other deferred tax assets not recognised	–	7	15
Recognition of previously unrecognised tax losses	(4)	(2)	(45)
Expenses not deductible for tax purposes[1]	31	22	29
Change in tax rates[2]	(5)	(14)	(12)
Withholding tax on unremitted earnings	1	(4)	7
Adjustments in respect of prior years[3]	(27)	(29)	(197)
Total taxation charge/(credit) as per the income statement	12	62	(202)

1	In 2022, this includes a $7m impact of non-tax deductible impairment on UK owned investments (2021: $17m impact of non-taxable accounting gains recognised on UK-owned investments).
2	In 2022, the tax rate changes primarily relate to an increase in deferred tax resulting from the increase in the UK corporation tax rate due to come into effect on 1 April 2023. In 2021, the net impact to deferred tax assets and liabilities was $6m which comprises $14m in the income statement and $8m in other comprehensive income as shown in the table below.
3	The adjustments in respect of prior years are explained on page 179.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement	Losses	provisions
	tax		benefit	and other	and other
	depreciation	Intangibles	obligations	tax attributes	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2020	(61)	(209)	5	123	203	61
Exchange adjustment	–	–	(1)	–	(7)	(8)
Movement in income statement – current year	16	24	1	4	(10)	35
Movement in income statement – prior years	(2)	10	–	(10)	(2)	(4)
Movement in other comprehensive income	–	–	(15)	–	(5)	(20)
Movement in equity	–	–	–	–	(1)	(1)
Changes in tax rate	–	(2)	(8)	10	6	6
Acquisitions	2	(22)	–	3	5	(12)
At 31 December 2021	(45)	(199)	(18)	130	189	57
Exchange adjustment	–	1	2	–	(10)	(7)
Movement in income statement – current year	(28)	15	1	1	88	77
Movement in income statement – prior years	–	4	1	9	3	17
Movement in other comprehensive income	–	–	(7)	–	2	(5)
Movement in equity	–	–	–	–	(3)	(3)
Changes in tax rate	(2)	(2)	–	–	9	5
At 31 December 2022	(75)	(181)	(21)	140	278	141

Represented by:

	2022	2021
	$ million	$ million
Deferred tax assets	177	201
Deferred tax liabilities	(36)	(144)
Net position at 31 December	141	57